Vessel in Operation - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,466	$ 1,611
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 1,540,000